STOCKHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
Stockholders Equity Note [Abstract]
Stockholders' Equity Note Disclosure [Text Block]

NOTE 4 – STOCKHOLDERS’ EQUITY

Preferred Stock

Our amended and restated certificate of incorporation authorizes the issuance of up to 10,000,000 shares of preferred stock, $0.001 par value, with rights senior to those of our common stock, issuable in one or more series. Upon issuance, the Company can determine the rights, preferences, privileges and restrictions thereof. These rights, preferences and privileges could include dividend rights, conversion rights, voting rights, terms of redemption, liquidation preferences, sinking fund terms and the number of shares constituting any series or the designation of such series, any or all of which may be greater than the rights of common stock.

There were 413,388 shares of preferred stock outstanding as of December 31, 2011. In connection with the Exchange Transaction with TG Therapeutics, Inc., on December 29, 2011, the Company filed a Certificate of Designation with respect to its Series A Preferred Stock with the Secretary of State of the State of Delaware.  The Company Preferred Stock ranks senior to the Company Common Stock with regard to dividend rights, and has a liquidation preference of $20 per share over the Company Common Stock and any other junior securities. The Company Preferred Stock is automatically convertible into 500 shares of Company Common Stock provided that prior to conversion, the Company has sufficient authorized Company Common Stock to effect such conversion.  The Company Preferred Stock also automatically converts upon a change of control of the Company or the sale of substantially all of the assets of the Company.  The Series A Preferred Stock votes on an as-converted basis with the Common Stock.

Common Stock

Our amended and restated certificate of incorporation authorizes the issuance of up to 500,000,000 shares of $0.001 par value common stock.

On December 30, 2011, we completed the first closing of the private placement of our securities, issuing 277,285,633 shares of Company Common Stock at a price per share of $0.04 for total gross proceeds, before placement commissions and expenses, of $11,091,425 (the “2011 Equity PIPE”). Investors will also receive warrants to purchase 69,321,424 shares of Company Common Stock. The warrants have an exercise price of $0.04 per share and are exercisable for five years. The shares of Company Common Stock and warrants sold in the initial closing were offered and sold to accredited investors, including members of management, without registration under the Securities Act, or state securities laws, in reliance on the exemptions provided by Section 4(2) of the Securities Act, and Regulation D promulgated thereunder and in reliance on similar exemptions under applicable state laws. Accordingly, the securities to be issued in the offering have not been registered under the Securities Act, and until so registered, these securities may not be offered or sold in the United States absent registration or availability of an applicable exemption from registration. The placement agent received cash commissions equal to 10% of the gross proceeds of the offering, five-year warrants to purchase shares of the Company’s stock equal to 10% of shares sold in the offering, and a non-accountable expense allowance equal to two percent of the gross proceeds of the offering for their expenses (not including up to $80,000 of legal expenses and any blue sky fees, both of which were reimbursed by the Company).

In 2012, we completed two additional closings of the 2011 Equity PIPE. These closings were held on January 31, 2012, and February 24, 2012. In these closings, the Company issued 695,428 shares of our Series A Preferred Stock (“Preferred Stock”) at a price per share of $20.00 for total gross proceeds, before placement commissions and expenses, of $13,908,560. Each share of Series A Preferred Stock is convertible into 500 shares of Company Common Stock provided that such conversion rights are subject to sufficient available authorized shares of Company Common Stock, which the Company intends to accomplish through the amendment of its Certificate of Incorporation, or a reverse stock split, at the next meeting of stockholders. Investors also received warrants to purchase 86,928,500 shares of Company Common Stock. The warrants have an exercise price of $0.04 per share and are exercisable for five years. The shares of Preferred Stock and warrants sold in these closings were offered and sold to accredited investors, including members of management, without registration under the Securities Act, or state securities laws, in reliance on the exemptions provided by Section 4(2) of the Securities Act, and Regulation D promulgated thereunder and in reliance on similar exemptions under applicable state laws. Accordingly, the securities to be issued in the offering have not been registered under the Securities Act, and until so registered, these securities may not be offered or sold in the United States absent registration or availability of an applicable exemption from registration. The placement agent received cash commissions equal to 10% of the gross proceeds of the offering, five-year warrants to purchase shares of the Company’s stock equal to 10% of shares sold in the offering, and a non-accountable expense allowance equal to two percent of the gross proceeds of the offering for their expenses.

On December 19, 2011, Opus Point Partners, LLC loaned the Company $55,271 in operating funds.  Effective at the closing of the Exchange Transaction, the parties agreed to convert the loan into shares of Company Preferred Stock at the same exchange ratio used in the Exchange Transaction and Opus received 2,763 shares of Company Preferred Stock.

Equity Incentive Plans

We have in effect the following stock option and incentive plans.

a. The Company has shareholder-approved incentive stock option plans for employees under which it has granted non-qualified and incentive stock options. At December 31, 2011, 300,000 shares were authorized for issuance. The options have a maximum term of 10 years and vest over a period determined by the Company’s Board of Directors (generally 3 years) and are issued at an exercise price equal to or greater than the fair market value of the shares at the date of grant. At December 31, 2011 options to purchase 166,337 shares were outstanding, 556 shares of common stock were issued and there were 133,107 shares reserved for future grants under the Plan.

b. In July 1995, the Company established the 1995 Stock Option Plan (the”1995 Plan”), which provided for the granting of options to purchase up to 2,600 shares of the Company’s common stock to officers, directors, employees and consultants. The 1995 Plan was amended several times to increase the number of shares reserved for stock option grants. In June 2005, the 1995 Plan expired and no further options can be granted. At December 31, 2011 options to purchase 22,346 shares were outstanding and no shares were reserved for future stock option grants under the 1995 Plan.

A summary of the status of the Company’s stock options as of December 31, 2011 and changes during the period then ended is presented below:

Stock Options

The following table summarizes stock option activity for the year ended December 31, 2011:

	Number of shares	Weighted- average exercise price	Weighted- average Contractual Term	Aggregate Intrinsic Value
			(in years)
Outstanding at January 1, 2011	—	—
Assumed in Exchange Transaction	231,499	$24.37	5.60
Granted	—	—
Exercised	—	—
Forfeited	(20,330)	3.51
Expired	(22,486)	51.78
Outstanding at December 31, 2011	188,683	$23.33	6.39	$—

Vested and expected to vest at December 31, 2011	188,683	$23.33	6.39	$—
Exercisable at December 31, 2011	188,017	$23.40	6.39	$—

As of December 31, 2011, the total compensation cost related to unvested option awards not yet recognized is less than $1,000. The weighted average period over which it is expected to be recognized is approximately 1 year.

Restricted Stock

Certain employees have been awarded restricted Series A preferred stock. The restricted stock vesting consists of milestone and time-based vesting. The following table summarizes restricted share activity for the year ended December 31, 2011:

	Number of Shares Restricted Series A Preferred Stock(1)	Weighted Average Grant Date Fair Value	Aggregate Intrinsic Value
Outstanding at January 1, 2011	—	$—
Granted	129,375	20.00
Vested	—	—
Forfeited	—	—
Outstanding at December 31, 2011	129,375	$20.00	$1,306,688

(1) The restricted Series A preferred stock listed in the table above was granted in connection with the Exchange Transaction to certain executives as discussed above. Each share of Series A Preferred Stock is convertible into 500 shares of the registrant’s Common Stock, provided that such conversion right is subject to sufficient available authorized shares of the registrant’s common stock.

Total expense associated with restricted stock was $86,494 during the year-ended December 31, 2011.

Warrants

The following table summarizes warrant activity for the year ended December 31, 2011:

	Warrants	Weighted- Average exercise price	Aggregate Intrinsic Value
Outstanding at January 1, 2011	—	$—
Assumed in Exchange Transaction	22,130,436	0.26	$—
Issued	97,049,924	0.04	—
Exercised	—	—
Expired	—	—
Outstanding at December 31, 2011	119,180,360	$0.08	$—

As discussed above, as part of the initial closing of the private placement of our securities completed on December 30, 2011, we issued warrants to purchase up to 69,321,424 shares of our common stock, none of which have been exercised as of December 31, 2011. The warrants have an exercise price of $0.04 per warrant share. In addition, we issued to the placement agent in the transaction warrants to purchase up to 27,728,500 shares of our common stock at an exercise price of $0.044 per warrant share, none of which have been exercised as of December 31, 2011.

Stock-Based Compensation

The fair value of stock options granted is estimated at the date of grant using the Black-Scholes pricing model. The expected term of options granted is derived from historical data and the expected vesting period. Expected volatility is based on the historical volatility of our common stock. The risk-free interest rate is based on the U.S. Treasury yield for a period consistent with the expected term of the option in effect at the time of the grant. We have assumed no expected dividend yield, as dividends have never been paid to stock or option holders and will not be paid for the foreseeable future. The Company did not grant any stock options during the year-ended December 31, 2011.

The following table summarizes stock-based compensation expense information about stock options and restricted stock for the years ended December 31, 2011:

2011

Stock-based compensation expense associated with restricted stock	$86,494
Stock-based compensation expense associated with option grants	—
$86,494